Intangible assets (Tables)	12 Months Ended
Mar. 31, 2019
Intangible Assets [Abstract]
Summary of Estimated Economic Lives of Intangible Assets

The estimated useful economic lives assigned to the principal categories of intangible assets are as follows:

– Computer software	2 to 10 years
– Telecommunications licences	2 to 20 years
– Customer relationships and brands	1 to 15 years

Summary of Intangible Assets
	Goodwill £m	Customer relationships and brands £m	Telecoms licences and other £m	Internally developed software £m	Purchased software £m	Total £m
Cost
At 1 April 2017	8,034	3,422	2,945	4,363	1,853	20,617
Additions	–	–	–	517	125	642
Acquisitions	14	–	3	–	–	17
Disposals and adjustments[a]	(3)	–	(3)	(55)	(413)	(474)
Exchange differences	(100)	(12)	6	(3)	9	(100)
At 31 March 2018	7,945	3,410	2,951	4,822	1,574	20,702
Additions	–	–	304	520	160	984
Disposals and adjustments[a]	(2)	–	(3)	(945)	(141)	(1,091)
Transfers	–	–	4	120	(80)	44
Exchange differences	63	7	(4)	1	(8)	59
At 31 March 2019	8,006	3,417	3,252	4,518	1,505	20,698
Accumulated amortisation
At 1 April 2017	–	813	280	3,193	1,302	5,588
Charge for the year	–	379	141	525	78	1,123
Disposals and adjustments[a]	–	–	(3)	(36)	(426)	(465)
Exchange differences	–	(1)	3	(2)	9	9
At 31 March 2018	–	1,191	421	3,680	963	6,255
Charge for the year	–	377	142	525	110	1,154
Disposals and adjustments[a]	–	–	(3)	(941)	(147)	(1,091)
Transfers	–	–	3	(43)	43	3
Exchange differences	–	3	(3)	–	(8)	(8)
At 31 March 2019	–	1,571	560	3,221	961	6,313

Carrying amount
At 31 March 2019	8,006	1,846	2,692	1,297	544	14,385
At 31 March 2018	7,945	2,219	2,530	1,142	611	14,447

[a]

Fully depreciated assets in the group’s fixed asset registers were reviewed during the year, as part of the group’s annual asset verification exercise, and certain assets that were no longer in use have been written off, reducing cost and accumulated depreciation by £1.0bn (2017/18: £0.4bn).

Summary of Carrying Value of Goodwill and the Key Assumptions

We tested our goodwill for impairment as at 31 December 2018. The carrying value of goodwill and the key assumptions used in performing the annual impairment assessment and sensitivities are disclosed below.

Cost	Legacy BT Consumer £m	Legacy EE £m	Enterprise £m	Business and Public Sector	Wholesale and Ventures	Global Services £m	Total £m

At 1 April 2017	1,183	2,768	–	2,570	942	571	8,034
Exchange differences	–	–	–	(8)	–	(92)	(100)
Acquisitions and disposals	–	–	–	–	–	11	11
At 31 March 2018	1,183	2,768	—	2,562	942	490	7,945
Transfer	–	–	3,504	(2,562)	(942)	–	–
Exchange differences	–	–	5	–	–	58	63
Acquisitions and disposals	–	–	–	–	–	(2)	(2)
At 31 March 2019	1,183	2,768	3,509	–	–	546	8,006